Reinsurance - Narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) reinsurer	Dec. 31, 2018 USD ($)
Ceded Credit Risk [Line Items]
Reinsurance recoverables	$ 3,260.1	$ 3,323.2
Invested assets held in trusts	$ 370.1	392.9
Number of reinsurers' insolvency for making company responsible for administering reinsurance business | reinsurer	1
Largest Reinsurance Recoverable Balances
Ceded Credit Risk [Line Items]
Reinsurance recoverables	$ 3,200.0
John Hancock
Ceded Credit Risk [Line Items]
Reinsurance recoverables	2,106.0	$ 1,992.7
Assets held in trust	$ 2,430.0